Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 280,123		$ 258,122	$ 1,070,938	$ 973,701	$ 878,159
Cost of services	214,333		200,102	825,168	766,500	698,264
Gross profit	65,790		58,020	245,770	207,201	179,895
Selling, general and administrative expenses	43,605		25,367	123,373	92,938	83,601
Amortization	6,748		6,549	26,933	27,427	27,631
Income from operations	15,437	[1]	26,104	95,464	86,836	68,663
Gains from foreign currency transactions	37		34		835
Loss on extinguishment of debt	(63,682)
Interest income	21		12	152	824	28
Interest expense	(13,289)		(19,883)	(83,864)	(82,908)	(88,999)
(Loss) income before income taxes	(61,513)		6,233	11,752	5,587	(20,308)
Income tax benefit (expense)	10,732		(2,643)	(3,243)	(825)	10,314
Net (loss) income	(50,781)		3,590	8,509	4,762	(9,994)
Net (loss) income attributable to noncontrolling interest	(38)		81	347	3
Allocation of net (loss) income to common stockholders-basic and diluted	(50,743)		3,509	8,162	4,759	(9,994)
Accretion of Class L preference				84,647	72,842	65,962
Net loss available to common shareholders	(50,743)		(15,070)	(76,485)	(68,083)	(75,957)
Common Stock Class L
Allocation of net (loss) income to common stockholders-basic and diluted			18,513	79,211	71,568	64,712
Earnings (loss) per share:
Basic and diluted			$ 13.99	$ 59.73	$ 54.33	$ 49.21
Weighted average number of common shares outstanding:
Basic and diluted	1,327,115		1,323,479	1,326,206	1,317,273	1,315,153
Common Stock Class L | Nonvested
Accretion of Class L preference			18,513	79,211	71,568	64,712
Common Stock Class L | Vested
Accretion of Class L preference			66	5,436	1,274	1,251
Common Stock Class A
Allocation of net (loss) income to common stockholders-basic and diluted	$ (50,743)		$ (15,070)	$ (76,485)	$ (68,083)	$ (75,957)
Earnings (loss) per share:
Basic and diluted	$ (0.91)		$ (2.49)	$ (12.62)	$ (11.32)	$ (12.64)
Weighted average number of common shares outstanding:
Basic and diluted	55,797,534		6,046,056	6,058,512	6,016,733	6,006,960

[1]	(1) For the quarter ended March 31, 2013, income from operations includes expenses incurred in connection with the Offering, including a $7.5 million fee for the termination of the management agreement with Bain Capital Partners LLC, and $5.0 million for certain stock options that vested upon completion of the Offering, allocated on a proportionate basis to each segment ($9.8 million to full service center-based care, $1.9 million to back-up dependent care, and $0.8 million to other educational advisory services).